NONCONTROLLING INTERESTS	12 Months Ended
Sep. 30, 2019
NONCONTROLLING INTERESTS
22.	NONCONTROLLING INTERESTS
Noncontrolling interests represent the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses at their consolidated amounts, which include the amounts attributable to the Company and the noncontrolling interest. The Company recognizes as a separate component of equity and earnings on the portion of income or loss attributable to noncontrolling interests based on the portion of the entity not owned by the Company.
The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2017, 2018 and 2019.

	Zhengbao Y ucai	NetinNet	Jiangsu Asset	Beijing Ruida	Total
	US$	US$	US$	US$	US$
Balance as of September 30, 2017	16,911	7,118	—	—	24,029

Capital contribution from noncontrolling interest shareholders	60	—	—	—	60
Noncontrolling interest shareholders resulting from new acquisitions	—	—	1,262	41,336	42,598
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(447)	(229)	(43)	(1,154)	(1,873)
(Loss) gain attributed to noncontrolling interest shareholders	(1,205)	1,830	(160)	212	677

Balance as of September 30, 2018	15,319	8,719	1,059	40,394	65,491

Capital contribution from noncontrolling interest shareholders	29	—	—	—	29
Purchase of equity interests from noncontrolling interest shareholders	—	—	—	(7,119)	(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(463)	(372)	(39)	(1,261)	(2,135)
Cash dividends paid to noncontrolling interests by a subsidiary	—	(291)	—	—	(291)
(Loss) gain attributed to noncontrolling interest shareholders	(6,173)	1,808	(55)	(640)	(5,060)
Balance as of September 30, 2019	8,712	9,864	965	31,374	50,915

In January 2016, the Group sold 39.94% ownership of Zhengbao Yucai to a limited partnership entity, Beijing Champion Tongxin Management Consulting LLP (“Tongxin”), for a cash consideration of US$4,824. Mr. Zhengdong Zhu, holds 53.11% interest of the partnership and serves as a co-general
partner. All the partners in Tongxin are employees of the Group. Subsequent to the transaction, the Group’s interest over Zhengbao Yucai was diluted to 60.06%.
In March 2017, Zhengbao Yucai completed its issuance of
41,880,000 common shares, representing 40.5% of the total outstanding shares of Zhengbao Yucai immediately after the share issuance,
and
raised
a total cash consideration of
RMB83.3 million (US$11,900). Mr. Zhengdong Zhu, chairman and CEO of the Group, and Mr. Liankui Hu, an independent director of the Group, subscribed 63.8% and 24.6%, respectively, of the total shares issued. Immediately following the share issuance, the equity interest of the Group in Zhengbao Yucai was reduced from 60.1% to 35.8%. The Group recorded an increase of US$1,090 in the Company’s additional paid-in
capital which reflects the adjustment to the carrying amount of the noncontrolling interest of Zhengbao Yucai.

Mr. Zhengdong Zhu, Mr. Liankui Hu, and a partnership, in which Mr. Zhengdong Zhu holds a majority interest, collectively have a combined equity interest in Zhengbao Yucai of 59.5%. Mr. Zhengdong Zhu, Mr. Liankui Hu, and the partnership, entered into an acting-in-concert
agreement with a wholly-owned subsidiary of the Company, Champion Technology, through which the Group holds its shares in Zhengbao Yucai. In the event of dispute amongst these parties, Champion Technology remains the ultimate decision maker. As a result of the agreement, the Company continue
d
to consolidate Zhengbao Yucai.
In May 2016, the Group acquired 80% of equity interest in NetinNet. The noncontrolling interest of 20% equity interest over NetinNet has been included in the consolidated financial statements as of and since September 30, 2016.
On March 29, 2017, Champion Technology entered into a definitive agreement to sell its 80% equity interest in NetinNet to its controlled associate company, Zhengbao Yucai, for a total cash consideration of RMB221 million (US$33,217). The restructuring was considered a transaction under common control and was approved by the board of directors of Champion Technology and NetinNet. No gain/loss was recorded from this restructuring.

On July 13, 2017, NetinNet has completed its Industrial and Commercial Alteration Registration and met the requirements for restructuring. After the restructuring, the corporate structure has changed such that NetinNet became the subsidiary of Zhengbao Yucai. Immediately after the restructuring, Zhengbao Yucai owns 80% of NetinNet and accounts for the shareholding of NetinNet on a consolidated basis. As a result, NetinNet continues to be consolidated within the Company through Zhengbao Yucai.
On November 1, 2017, the Group acquired 80% of equity interest in Jiangsu Asset. The noncontrolling interest of 20% equity interest over Jiangsu Asset has been included in the consolidated financial statements as of September 30, 2018.
On July 10, 2018, the Group entered into a new share transfer agreement, by exercising a portion of the call option, to purchase additional 11% equity interest of Beijing Ruida, for a cash consideration of RMB39.6 million (US$5,931), subject to price adjustment under certain pre-agreed
conditions.
 Refer to Note 3.
Together with the 40% equity interest acquired previously, the Group holds a total of 51% equity interest of Beijing Ruida. The noncontrolling interest of 49% equity interest over Beijing Ruida has been included in the consolidated financial statements as of September 30, 2018.
On May 15, 2019, the Group decided to exercise the remaining portion of the call option, to acquire the additional 9% equity interest of Beijing Ruida according to the agreement, for a total consideration of RMB38.3 million (US$
5,580
).
The total consideration was paid on May 26, 2019. The Group completed the transaction on August 1, 2019, which was accounted for as an equity transaction. Together with the 51% equity interest acquired previously, the Group holds a total of 60% equity interest of Beijing Ruida.
The schedule below discloses the effect of changes in the ownership interest on the Company’s equity:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Net income attributable to China Distance Education Holdings Limited	14,935	11,626	21,254
Transfers from noncontrolling interest:
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Zhengbao Yucai’s noncontrolling interest	1,090	—	—
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Jiangsu Asset’s noncontrolling interest	—	29	—
Increase in the Group’s additional paid-in capital in relation to share purchase from noncontrolling interests of Beijing Ruida	—	—	810
Changes from net income attributable to China Distance Education Holdings Limited’s shareholders and transfer from noncontrolling interests	16,025	11,655	22,064